Other Acquired Rights - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Acquired Rights [Line Items]
Amortization recognized	$ 1,169,432	$ 1,119,102	$ 1,047,507
Other acquired rights [Member]
Disclosure Of Other Acquired Rights [Line Items]
Amortization recognized	$ 16,697	$ 16,697	$ 16,697